Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 10,027.8	$ 9,771.8
Accumulated impairment losses, Beginning Balance	(1,044.7)	(574.7)
Goodwill, net of accumulated impairment losses, Beginning Balance	8,983.1	9,197.1
Purchase accounting adjustments	22.9
Other acquisitions	2.4	149.6
Currency translation	(89.0)	106.4
Impairment		(470.0)
Goodwill, Ending Balance	9,964.1	10,027.8
Accumulated impairment losses, Ending Balance	(1,044.7)	(1,044.7)
Goodwill, net of accumulated impairment losses, Ending Balance	8,919.4	8,983.1
Americas [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,089.1	7,884.6
Accumulated impairment losses, Beginning Balance	(7.7)	(7.7)
Goodwill, net of accumulated impairment losses, Beginning Balance	8,081.4	7,876.9
Purchase accounting adjustments	15.4
Other acquisitions	2.4	129.8
Currency translation	(61.1)	74.7
Goodwill, Ending Balance	8,045.8	8,089.1
Accumulated impairment losses, Ending Balance	(7.7)	(7.7)
Goodwill, net of accumulated impairment losses, Ending Balance	8,038.1	8,081.4
EMEA [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,362.9	1,333.8
Accumulated impairment losses, Beginning Balance	(1,037.0)	(567.0)
Goodwill, net of accumulated impairment losses, Beginning Balance	325.9	766.8
Purchase accounting adjustments	5.2
Other acquisitions		10.9
Currency translation	(13.8)	18.2
Impairment		(470.0)
Goodwill, Ending Balance	1,354.3	1,362.9
Accumulated impairment losses, Ending Balance	(1,037.0)	(1,037.0)
Goodwill, net of accumulated impairment losses, Ending Balance	317.3	325.9
Asia Pacific [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	575.8	553.4
Goodwill, net of accumulated impairment losses, Beginning Balance	575.8	553.4
Purchase accounting adjustments	2.3
Other acquisitions		8.9
Currency translation	(14.1)	13.5
Goodwill, Ending Balance	564.0	575.8
Goodwill, net of accumulated impairment losses, Ending Balance	$ 564.0	$ 575.8